Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

The condensed consolidated financial statements of the Group are presented on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and include the accounts of the Company, its direct and indirect wholly and majority owned subsidiaries. All material intercompany balances and transactions have been eliminated in preparation of the condensed consolidated financial statements. Non-controlling interests represent the equity interests that are not attributable to the Group.

Use of estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as income and expenses during the reporting period. Significant accounting estimates reflected in the Group's condensed consolidated financial statements include valuation equity securities, fair value of investments in securities, finance lease, warrants and share options, the useful lives of intangible assets and property, plant and equipment, impairment of long-lived assets, valuation allowance for deferred tax assets, and collectability of receivables. Actual results could differ from those estimates.

Marketable securities

Marketable securities are publicly traded stocks measured at fair value and classified within Level 1 and 2 in the fair value hierarchy because the Group uses quoted prices for identical assets in active markets or inputs that are based upon quoted prices for similar instruments in active markets.

Gain on investments in marketable securities, net, amounting to $192,134 and $315,977, respectively, were recognized in the condensed consolidated statements of operations for the six months ended June 30, 2020 and 2019.

During the six months ended June 30, 2020 and 2019, the Group disposed marketable securities, with sales proceeds of $952,196 and $790,950, respectively, received and recorded in due from brokers, and recognized a realized gain of $452,197 and $627,014, respectively, in the condensed consolidated statements of operations.

Investments in derivatives

Investments in derivatives consisted of warrants, which are measured at fair value, with gains or losses from changes in fair value recorded through earnings. The fair values of these warrants have been determined using the Black-Scholes pricing mode. The Black-Scholes pricing model provides for assumptions regarding volatility, call and put features and risk-free interest rates within the total period to maturity.

No disposal was recorded during the six months ended June 30, 2020 and 2019. Unrealized loss on the investments in derivatives amounted to $101,233 was recognized in the condensed consolidated statements of operations for the six months ended June 30, 2020. Unrealized gain on the investments in derivatives amounted to $310,195 was recognized in the condensed consolidated statements of operations for the six months ended June 30, 2019.

Non-marketable investments

Non-marketable investments are comprising of investments in non-redeemable preferred shares of privately-held companies that are not required to be consolidated under the variable interest or voting models. Non-marketable investments are classified as non-current assets on the condensed consolidated balance sheets as those investments do not have stated contractual maturity dates.

The non-marketable equity securities not accounted for under the equity method are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. Adjustments are determined primarily based on a market approach as of the transaction date.

Operating leases

Prior to the adoption of Accounting Standards Update ("ASU") No. 2016-02, Leases (Topic 842) and subsequent amendments to the initial guidance including ASU No. 2017-13, ASU No. 2018-10, ASU No. 2018-11, ASU No. 2018-20, and ASU No. 2019-01 (collectively, "Topic 842"), operating leases were not recognized on the condensed consolidated balance sheets, instead, rental expenses with fixed payments were recognized on a straight-line basis over the lease term.

Effective January 1, 2020, the Group adopted Topic 842 using a modified retrospective transition approach for leases that exist at, or are entered into after January 1, 2020, and has not recast the comparative periods presented in the condensed consolidated financial statements. At the inception of a contract, the Group determines if the arrangement is, or contains, a lease. Operating lease liabilities are recognized at lease commencement based on the present value of lease payments over the lease term. Operating lease right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred and less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the Group uses incremental borrowing rate at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate is determined based on the rate of interest that the Group would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment. The lease term for all of the Group's leases includes the non-cancellable period of the lease plus any additional periods covered by either a Group's option to extend (or not to terminate) the lease that the Group is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor. For operating leases, the Group recognizes a single lease cost on a straight-line basis over the remaining lease term.

The Company has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less and the Company recognizes lease expense for these leases on a straight-line basis over the lease terms.

Revenue recognition

Revenue is recognized when (or as) the Company satisfies performance obligations by transferring a promised goods or services to a customer. Revenue is measured at the transaction price which is based on the amount of consideration that the Company expects to receive in exchange for transferring the promised goods or services to the customer. Contracts with customers are comprised of invoices and written contracts. Revenue from healthcare services is measured upon the provision of the relevant services.

Recently adopted accounting pronouncements

In February 2016, the Financial Accounting Standards Board ("FASB") issued ASU 2016-02, Leases ("ASU 2016-02"), which requires a lessee to recognize a right-of-use asset and a lease liability for operating leases, initially measured at the present value of the future lease payments, in the balance sheet. ASU 2016-02 also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. Upon the adoption effective on January 1, 2020, the Group recognized operating lease right-of-use assets of $959,641, and operating lease liabilities of $982,288 in the condensed consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815). ASU 2017-11 no longer requires the Group to consider down round features when determining whether its warrant and embedded conversion option is indexed to its own stock. The Group adopted this standard effective January 1, 2020. The adoption does not have a material effect on the Group's financial statements.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which amends ASC 820, Fair Value Measurement. This ASU modifies the disclosure requirements for fair value measurements by removing, modifying, or adding certain disclosures. The Group adopted this standard effective January 1, 2020. The removed and modified disclosures are adopted on a retrospective basis and the new disclosures are adopted on a prospective basis. The adoption does not have a material effect on the Group's financial statements.

Recently issued accounting standards which have not yet been adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses ("ASU 2016-13"). Subsequently, the FASB issued ASU 2019-05, Financial Instruments- Credit Losses (Topic 326): Targeted Transition Relief. The amendments in ASU 2016-13 update guidance on reporting credit losses for financial assets. These amendments affect loans, debt securities, accounts receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. The amendments are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company is currently evaluating the impact on its financial statements of adopting this guidance.